Document and Entity Information	Aug. 16, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 16, 2021
Entity Registrant Name	CF Finance Acquisition Corp. III
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39699
Entity Tax Identification Number	37-1827430
Entity Address, Address Line One	One Park Place
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Dublin
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94568
City Area Code	925
Local Phone Number	400-4366
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001818644
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	LIDR
Security Exchange Name	NASDAQ
Warrants to receive one share of Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to receive one share of Common Stock
Trading Symbol	LIDRW
Security Exchange Name	NASDAQ